Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.20

LoanID	Seller Loan ID	Investor Loan ID	Servicer Loan ID	original_note_modified	mod_doc_indicator	ModDocPage	mod_lender_servicer	mod_type	reviewed_mod_date	tape_mod_date	ModComments	billing_stmt_reviewed	billing_stmt_page_number	billing_stmt_date	billing_stmt_deferral_amount	tape_deferred_balance	reviewed_total_deferred_balance	borrower1_first_name	borrower1_last_name	borrower1_signed_as	borrower2_first_name	borrower2_last_name	borrower2_signed_as	number_prior_mods_past_24_months	balance_premod	mod_amount_capitalized	mod_total_amount_owed	mod_amount_forgiven	mod_prin_reduction_pd_by_bwr	modified_prin_balance	mod_deferred_principal_balance	mod_interst_bearing_amortizing_bal	billing_stmt_reviewed_current_rate	tape_current_rate	billing_stmt_reviewed_current_PI	tape_current_P_and_I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	reviewed_maturity_date_postmod	tape_maturity_date_postmod	reviewed_pi_postmod	reviewed_rate_postmod	mod_payment_frequency	amort_term_postmod	amort_type_postmod	step_rate_flag	step_rate_number	step_01_effective_date	step_01_interest_rate	step_01_pi_amount	step_02_interest_rate	step_02_effective_date	step_02_pi_amount	step_03_effective_date	step_03_interest_rate	step_03_pi_amount	step_04_effective_date	step_04_interest_rate	step_04_pi_amount	step_05_effective_date	step_05_interest_rate	step_05_pi_amount	step_06_effective_date	step_06_interest_rate	step_06_pi_amount	step_max_interest_rate	step_max_interest_rate_date	ismodrecorded	Mod_Recorded_Date	Borrower_Signed_Mod_Doc	Borrower_Signed_Mod_Date	deferral_agreement_indicator	deferral_agreement_doc_page_number	number_of_deferments	def_balance_comment	mod_extension_deferment	mod_extension_date	corporate_advance_deferred	deferral_agreement_date	number_of_past_due_pmts_deferred	deferral_agreement_deferred_amount	deferral_agreement_total_bal_deferred	deferral_agreement_next_pmt_due_date	deferral_agreement_signed_by_borrower	pra_indicator	mod_pra_amount	current_pra_outstanding	current_pra_forgiven	pra_01_anniversary_date	pra_year_1_reduction_amount	pra_02_anniversary_date	pra_year_2_reduction_amount	pra_03_anniversary_date	pra_year_3_reduction_amount	temp_mod_flag	Temp_Mod_Indicator	Temp_Mod_Doc_Page_Number	temp_mod_date	temp_mod_status	temp_mod_expiration_date	temp_mod_reverts_to	temp_mod_amortization_type	temp_mod_orig_interest_rate	temp_mod_upb	temp_mod_accruing_UPB	temp_mod_principal_forgiven	temp_mod_deferred_bal	temp_mod_PI	temp_mod_first_payment_date	temp_mod_maturity_date	temp_mod_interest_only_flag	temp_mod_interest_only_period	arm_mod_arm_indicator	arm_arm_code_postmod	arm_first_rate_reset_date	arm_first_rate_reset_months_postmod	arm_first_payment_reset_date	arm_margin_postmod	arm_max_rate_postmod	arm_min_rate_postmod	arm_rate_index_type	arm_rate_index_postmod	arm_rate_index_rounding_factor	arm_rate_reset_frequency_mo_postmod	arm_pmt_reset_frequency_mo_postmod	arm_init_periodic_rate_cap_postmod	arm_init_periodic_rate_floor_postmod	arm_lifetime_cap_postmod	arm_lifetime_floor_postmod	arm_lookback_days_postmod	arm_periodic_cap_postmod	arm_periodic_floor_postmod	arm_round_code_postmod	capitalized_breakdown_indicator	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_mod_principal	capitalized_other_postmod	capitalized_total_postmod	prior_modification_indicator	prior_mod_date	prior_mod_end_date	prior_mod_principal_bal	prior_mod_pi	balloon_postmod	balloon_amount_postmod
xxx3036	XXXXX		XXXXX	Yes	Present	XXXXX	XXXXX	Permanent Interest Rate Reduction	XXXXX	XXXXX	Deferral Document is Missing Billing Statement is Missing	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Individuals					XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Monthly	172	Fixed	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	Yes - fully executed by borrower(s)	XXXXX	No		XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX
xxx3038	XXXXX		XXXXX	Yes	Present	XXXXX	XXXXX	Permanent Interest Rate Reduction	XXXXX	XXXXX	Deferral Document is Missing Billing Statement is Missing.	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Individuals					XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Monthly	134	Fixed	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	Yes - fully executed by borrower(s)	XXXXX	No		XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX
xxx3044	XXXXX		XXXXX	Yes	Present	XXXXX	XXXXX	Permanent Interest Rate Reduction	XXXXX	XXXXX	Deferral Agreement is Missing. Billing Statement is Missing.	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Individuals					XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Monthly	180	Fixed	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	Yes - fully executed by borrower(s)	XXXXX	No		XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX